Companies and businesses acquired and divested - Additional Information (Detail) € in Millions, ¥ in Millions, £ in Millions							1 Months Ended
	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 GBP (£)	Nov. 29, 2020 EUR (€)	Jan. 29, 2020 EUR (€)	Jan. 29, 2020 JPY (¥)	Jan. 08, 2019 EUR (€)	Jul. 30, 2018 EUR (€)	Jul. 30, 2020 EUR (€)
Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [Line Items]
Business sold, business combination | £		£ 10
Disposal of major subsidiary [member] | Stone Bridge [Member]
Disclosure of detailed information about business combination [Line Items]
Business sold, business combination	€ 65	£ 60
CZ [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)						€ 70
Business sold, business combination						155
Underlying earnings before tax from cobined operations						€ 17
Japan [member] | Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)				€ 53
Business sold, business combination				€ 153	¥ 18,750
Sale of interest percentage				50.00%	50.00%
Hungary Poland Romania And Turkey [Member] | Vienna Insurance Group AG Winer Versicherung Gruppe [Member]
Disclosure of detailed information about business combination [Line Items]
Business sold, business combination			€ 830
Banco Santander [member]
Disclosure of detailed information about business combination [Line Items]
Upfront consideration paid							€ 215	€ 187
Additional upfront consideration payable							€ 75
Percentage acquired								51.00%
Additional upfront consideration payment due year							2024
Vienna Insurance Group AG Wiener Versicherung Gruppe [Member]
Disclosure of detailed information about business combination [Line Items]
Gain loss on disposal of Investment			€ 266
Increase In Group Solvency Ratio Percentage			8.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in other comprehensive income, after tax, entity's own equity instruments			€ 470
Gains (losses) on exchange differences on translation, net of tax			€ 204